SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8 -    SUBSEQUENT EVENTS

On July 2, 2021, the Company issued to institutional and accredited investors 25,925,926 ordinary shares and warrants to purchase up to 25,925,926 ordinary shares. Each ordinary share was sold together with one warrant to purchase one ordinary share at a combined purchase price of $1.35 per share and accompanying warrant, for aggregate gross proceeds of approximately $35,000, excluding any proceeds that may be received upon exercise of the warrants.

Each warrant is immediately exercisable and will expire on January 2, 2024. The exercise price of each warrant $1.50 per ordinary share, subject to adjustment. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the issuance or resale of ordinary shares underlying the warrants.

The Company also issued placement agent warrants to purchase up to an aggregate of 1,296,296, ordinary shares on the same terms as the warrants issued to investors, except they have an exercise price of $1.6875 per share. The Company received gross proceeds from the offering of $35,000, or approximately $31,760 net of issuance expenses in the amount of $3,240.

On August 4, 2021, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the Check-Cap Ltd. 2015 Equity Incentive Plan by an additional 2,500,000 shares.

On August 4, 2021, the Company's Board of Directors approved the award of options to purchase 700,000 ordinary shares and 300,000 RSUs to the Company’s officers and certain employees. The options have an exercise price equal to $1.23, which is equal to the higher of the price of the Company’s ordinary shares on Nasdaq on the grant date and the average closing price of the Company’s ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

The options and RSUs vest over a period of four years commencing on the date of grant, such that 25% of the options and RSUs shall vest and become exercisable on the first anniversary of the date of grant and thereafter, shall vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.